Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure Of Major Components Of Income Tax Expense
The major components of income tax expense are as follows (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022

Current income tax expense
Based on taxable income of the current period	8,060	8,096
Adjustments in respect to previous years	(570)	(649)
Total current income tax expense	7,490	7,447

Deferred income tax expense (recovery)
Origination and reversal of temporary differences	1,148	(187)
Adjustments in respect to previous years	(146)	187
Total deferred income tax expense (recovery)	1,002	—
Income tax expense reported in the consolidated statements of operations	8,492	7,447

Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates And Average Effective Tax Rate
Taxes calculated on the Company's earnings differs from the theoretical amount that would arise using the weighted average tax rate applicable to earnings of the Company as follows (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022

Income before income taxes	50,291	25,079

Tax calculated at domestic tax rates applicable to profits in the respective countries	13,408	6,679
Tax effects of:
Non-deductible stock-based compensation	71	(21)
Non-taxable capital (gains) and losses	(3,377)	884
Adjustments in respect to previous years	(716)	(462)
Temporary differences not currently utilized and (not benefited previously)	(981)	318
Rate differences and other	87	49
Tax charge	8,492	7,447
The weighted average statutory tax rate was 26.7% (December 31, 2022 - 26.6%). The Company has $1.8 million (December 31, 2022 - $1.1 million) of capital losses from prior years that will begin to expire in 2024. The benefit of these capital losses has not been recognized.

Movement in Significant Components of Company's Deferred Income Tax Assets and Liabilities	The movement in significant components of the Company's deferred income tax assets and liabilities is as follows (in thousands $):
For the year ended December 31, 2023

	Dec. 31, 2022	Recognized in income	Exchange rate differences	Dec. 31, 2023
Deferred income tax assets
Stock-based compensation	5,768	1,090	160	7,018
Non-capital and capital losses	1,324	2,742	113	4,179
Other	614	(27)	4	591
Total deferred income tax assets	7,706	3,805	277	11,788

Deferred income tax liabilities
Fund management contracts	14,796	1,445	598	16,839
Unrealized gains (losses)	(2,249)	3,197	10	958
Advance on unrealized carried interest	1,180	(12)	28	1,196
Fixed assets and other	523	177	(151)	549
Total deferred income tax liabilities	14,250	4,807	485	19,542
Net deferred income tax assets (liabilities) (1)	(6,544)	(1,002)	(208)	(7,754)

For the year ended December 31, 2022

	Dec. 31, 2021	Recognized in income	Exchange rate differences	Dec. 31, 2022
Deferred income tax assets
Stock-based compensation	4,177	1,928	(337)	5,768
Non-capital and capital losses	1,061	344	(81)	1,324
Other	1,007	(635)	242	614
Total deferred income tax assets	6,245	1,637	(176)	7,706

Deferred income tax liabilities
Fund management contracts	13,732	2,231	(1,167)	14,796
Unrealized gains (losses)	(978)	(1,337)	66	(2,249)
Advance on unrealized carried interest	—	1,231	(51)	1,180
Fixed assets and other	519	(488)	492	523
Total deferred income tax liabilities	13,273	1,637	(660)	14,250
Net deferred income tax assets (liabilities) (1)	(7,028)	—	484	(6,544)
(1) Deferred tax assets of $3.1 million (December 31, 2022 - $1.7 million) and deferred tax liabilities of $10.8 million (December 31, 2022- $8.2 million) are presented on the balance sheet net by legal jurisdiction.